Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2013
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST Columbia Overseas Value Fund (the "Fund") Supplement dated January 30, 2013 to the Fund's prospectuses dated July 1, 2012, as supplemented
(Columbia Overseas Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Supplement - Text Block	columbia_SupplementTextBlock_01

Effective immediately, the second paragraph of the section of the prospectuses for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may invest in currency forwards and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.